Goodwill and Intangible Assets, Net - Details of Total Goodwill (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Goodwill [Line Items]
Goodwill resulting from acquisitions	$ 227,283	$ 18,535
Value of intangible asset	265,249	177,326
Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset	144,448	91,172
Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	110,519	$ 82,642
Vubiquity [Member]
Goodwill [Line Items]
Goodwill resulting from acquisitions	146,912
Vubiquity [Member] | Trademarks [Member]
Goodwill [Line Items]
Value of intangible asset	$ 10,104
Useful life of intangible assets	8 years
Vubiquity [Member] | Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset	$ 45,692
Useful life of intangible assets	5 years
Vubiquity [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	$ 38,630
Useful life of intangible assets	9 years
Projekt 202 [Member]
Goodwill [Line Items]
Goodwill resulting from acquisitions	$ 34,032
Projekt 202 [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	$ 19,835
Useful life of intangible assets	4 years
UXP Systems [Member]
Goodwill [Line Items]
Goodwill resulting from acquisitions	$ 41,468
UXP Systems [Member] | Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset	$ 31,552
Useful life of intangible assets	5 years
UXP Systems [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	$ 6,552
Useful life of intangible assets	5 years